Cover	Jun. 22, 2023
Cover [Abstract]
Entity Registrant Name	KINETIC GROUP INC.
Entity Central Index Key	0001696195
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 22, 2023
Entity File Number	333-216047
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-4685650
Entity Address Address Line 1	2801 NW 7TH Avenue
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33122
City Area Code	786
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	712-6827